Submission	Oct. 20, 2026
Submission [Line Items]
Central Index Key	0001266585
Registrant Name	Nuveen Municipal High Income Opportunity Fund
Registration File Number	333-277778
Form Type	N-2
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES